Document And Entity Information (USD $)	3 Months Ended
	Mar. 31, 2012	May 11, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	POSITIVEID Corp
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		111,105,658
Entity Public Float			$ 9,159,000
Amendment Flag	true
Amendment Description	Added Q1 2012 financials and footnotes.
Entity Central Index Key	0001347022
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1